Loans and Merchant Cash Advances - Schedule of Allowance for Credit Losses (Details) - Loans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance, beginning of the period	$ 19	$ 3
Provision for credit losses related to uncollectible merchant cash advances receivable	60	21
Merchant cash advances receivable charged off, net of recoveries	(19)	(5)
Allowance, end of the period	$ 60	$ 19